Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedules of Commitments and contingencies
The following table summarizes the Company’s contractual obligations, excluding operating leases (see Note 5) and debt service obligations (see Note 10), as of December 31, 2020 (in thousands):

	Total	2021	2022-2023	2023-2025	More than Five Years
Capital commitments (1)	$18,662	$16,412	$2,250	$—	$—

(1)	Represents capital commitments to physician partners to support physician partner expansion and related purposes.